UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Brigade Capital Management, LLC

Address:    399 Park Avenue, 16th Floor
            New York, New York 10022

13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Donald E. Morgan, III
Title:      Managing Member
Phone:      (212) 745-9700

Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III          New York, NY             November 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $557,312
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12821               Brigade Leveraged Capital Structures Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7    COLUMN 8

                                                          VALUE   SHRS OR    SH/ PUT/ INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000) PRN AMT    PRN CALL DISCRETION      MNGRS  SOLE       SHARED NONE
--------------                --------------   -----      ------- -------    --- ---- ----------      -----  ----       ------ ----
ALLIANCE HEALTHCARE SRVCS IN     COM NEW      018606202   5,697    4,040,775 SH       Shared-Defined  1       4,040,775
AMERISTAR CASINOS INC              COM        03070Q101  17,800    1,000,000 SH       Shared-Defined  1       1,000,000
BEAZER HOMES USA INC               COM        07556Q105   8,875    2,500,000 SH       Shared-Defined  1       2,500,000
CHESAPEAKE ENERGY CORP       NOTE 2.250%12/1  165167CB1  12,084   15,000,000 PRN      Shared-Defined  1      15,000,000
CHESAPEAKE ENERGY CORP             COM        165167107  16,040      850,000      PUT Shared-Defined  1         850,000
DELPHI AUTOMOTIVE PLC              SHS        G27823106  26,527      855,724 SH       Shared-Defined  1         855,724
DELPHI AUTOMOTIVE PLC              SHS        G27823106   1,618       52,183 SH       Sole                       52,183
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4  20,846   25,230,000 PRN      Shared-Defined  1      25,230,000
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4   6,387    7,730,000 PRN      Sole                    7,730,000
FIFTH & PAC COS INC                COM        316645100  32,599    2,550,761 SH       Shared-Defined  1       2,550,761
FOREST OIL CORP               COM PAR $0.01   346091705  22,393    2,650,000 SH       Shared-Defined  1       2,650,000
FOREST OIL CORP               COM PAR $0.01   346091705   1,986      235,000 SH       Sole                      235,000
ISHARES TR                     RUSSELL 2000   464287655  83,440    1,000,000      PUT Shared-Defined  1       1,000,000
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6  22,229   35,710,000 PRN      Sole                   35,710,000
LIBERTY MEDIA CORP            DEB 4.000%11/1  530715AG6  23,468   37,700,000 PRN      Shared-Defined  1      37,700,000
METLIFE INC                        COM        59156R108   6,892      200,000 SH       Shared-Defined  1         200,000
MTR GAMING GROUP INC               COM        553769100  11,241    2,670,022 SH       Shared-Defined  1       2,670,022
MTR GAMING GROUP INC               COM        553769100     211       50,000 SH       Sole                       50,000
NRG ENERGY INC                   COM NEW      629377508  20,321      950,000 SH       Shared-Defined  1         950,000
NRG ENERGY INC                   COM NEW      629377508   1,433       67,000 SH       Sole                       67,000
RITE AID CORP                      COM        767754104   8,892    7,600,000 SH       Shared-Defined  1       7,600,000
SANDERSON FARMS INC                COM        800013104  17,655      397,948 SH       Shared-Defined  1         397,948
SPDR S&P 500 ETF TR              TR UNIT      78462F103  86,382      600,000      PUT Shared-Defined  1         600,000
SPRINT NEXTEL CORP              COM SER 1     852061100   7,176    1,300,000      PUT Shared-Defined  1       1,300,000
SUPERVALU INC                      COM        868536103   1,337      554,900 SH       Sole                      554,900
SUPERVALU INC                      COM        868536103   8,315    3,450,000 SH       Shared-Defined  1       3,450,000
SUPERVALU INC                      COM        868536103     410      170,000     CALL Shared-Defined  1         170,000
U S AIRWAYS GROUP INC              COM        90341W108  16,213    1,550,000 SH       Shared-Defined  1       1,550,000
U S AIRWAYS GROUP INC              COM        90341W108     732       70,000 SH       Sole                       70,000
UNITED CONTL HLDGS INC             COM        910047109   9,750      500,000     CALL Shared-Defined  1         500,000
UNITED CONTL HLDGS INC             COM        910047109   9,750      500,000      PUT Shared-Defined  1         500,000
VISTEON CORP                     COM NEW      92839U206   1,504       33,839 SH       Sole                       33,839
VISTEON CORP                     COM NEW      92839U206  23,119      520,000 SH       Shared-Defined  1         520,000
WALGREEN CO                        COM        931422109  23,686      650,000 SH       Shared-Defined  1         650,000
YRC WORLDWIDE INC            NOTE 10.000% 3/3 984249AB8     305    1,050,277 PRN      Shared-Defined  1       1,050,277